FINANCIAL RISK MANAGEMENT - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 CAD ($) shares	Mar. 31, 2021 CAD ($) shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Line of credit facility, maximum borrowing capacity	$ 300.0	$ 500.0	$ 850.0	$ 850.0
Accounts receivable, maximum amount available to sell			$ 400.0	400.0
Accounts receivable, amount sold to financial institution	213.9	298.8
Accounts receivable, amount sold to financial institution, fees	$ 21.0	26.4
Foreign currency rate change, based on weakening of foreign currency	5.00%		5.00%
Net income (loss)	$ 150.0	(47.5)
Other comprehensive loss	$ (13.2)	$ (140.1)
Equity swap agreement, common shares (in shares) | shares	2,700,000	2,500,000
Letters of credit and guarantees, net	$ 216.1	$ 196.2
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis to interest rate change (in percent)	1.00%
Net income (loss)	$ (5.0)	(1.7)
Other comprehensive loss	$ 0.0	$ 0.0
Bottom of range
Disclosure of detailed information about financial instruments [line items]
Terms of Indemnifications (in years)	1 year
Top of range
Disclosure of detailed information about financial instruments [line items]
Terms of Indemnifications (in years)	2 years
Unsecured senior notes, term loans and revolving credit facility
Disclosure of detailed information about financial instruments [line items]
Debt			$ 1,132.8	862.8
Gross finance lease obligations			$ 0.0	$ 23.9
Foreign currency and interest rate swap agreements
Disclosure of detailed information about financial instruments [line items]
Fixed interest rate (in percent)	75.00%	94.00%	75.00%	94.00%